SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED STOCK	SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED STOCK
Shareholders' equity
Series A Preferred Stock
The Company has 4,000,000 shares of Series A Preferred Stock issued and outstanding as of December 31, 2024 ("Series A Preferred Stock"). The Series A Preferred Stock will be automatically converted into shares of common stock on a one-for-one basis on the last day of 2026.
The holders of the Series A Preferred Stock are entitled to receive an annual dividend in the form of common shares or cash, at the Company’s sole option (for which the Company settled in shares subsequent to year end) based on the increase in the market price of the Company’s common stock (the "Annual Dividend Amount"). The Annual Dividend Amount is equal to 20% of the increase in the volume-weighted average market price per share of the Company’s common shares for the last ten trading days of the calendar year, multiplied by 141,194,638 shares. As of December 31, 2024, an annual dividend was calculated based on the appreciation of the Company’s share price of $37.3070 over the highest price previously used in calculating the Annual Dividend Amount of $33.9465. The annual dividend declared as of December 31, 2024 was settled in shares and the Company issued 2,543,662 common shares to the holders of the Series A Preferred Stock in January 2025.
As of December 31, 2023, an annual dividend was calculated based on the appreciation of the Company's share price of $33.9465 over the highest price previously used in calculating the Annual Dividend Amount of $24.3968. The annual dividend declared as of December 31, 2023 was settled in shares and the Company issued 7,944,104 common shares to the holders of the Series A Preferred Stock in January 2024.
The holders of Series A Preferred Stock are also entitled to participate in any dividends on the common shares on an if-converted basis. In addition, if the Company pays a dividend on its common shares, the Series A Preferred Stock holders will also receive an amount equal to 20% of the dividend which would be distributable on 141,194,638 of common shares. All such dividends on the Series A Preferred Stock will be paid at the same time as the dividends on the common shares. Dividends are paid for the term the Series A Preferred Stock is outstanding.
Each share of Series A Preferred Stock is convertible into one common share at the option of the holder until conversion. If there is more than one holder of Series A Preferred Stock, a holder of Series A Preferred Stock may exercise its rights independently of any other holder of Series A Preferred Stock.
Common stock
During 2024, the Company issued 12,650,000 shares of the Company’s common stock in a public underwritten offering. The proceeds from this offering totaled approximately $458, net of related expenses. The Company used net proceeds from this offering to finance a portion of the consideration for the Elevated acquisition and for general corporate purposes.
Stock repurchases
During 2024, the Company's Board of Directors authorized a stock repurchase program ("SRP") to purchase up to an aggregate of $1,000 shares of the Company's common stock. This stock repurchase program will expire when the authorized amount is exhausted, unless otherwise modified or terminated by the Company's Board of Directors at any time in its sole discretion. The SRP authorizes open market, private, and accelerated share repurchase transactions. During the year ended December 31, 2024, the Company repurchased 16,260,160 shares of common stock for approximately $600. As of December 31, 2024, the Company had approximately $400 of authorized repurchases remaining under the SRP.
During 2022, the Company's Board of Directors authorized the Company to purchase up to an aggregate of $250 of shares of the Company's common stock pursuant to the stock repurchase program ("2022 SRP"). The 2022 SRP expired on February 29, 2024. During the year ended December 31, 2023, the Company repurchased 1,626,493 shares of common stock for approximately $41 under the 2022 SRP.
Redeemable Convertible Preferred Stock
Series B Preferred Stock
During 2022, the Company authorized, issued and sold, for an aggregate purchase price of $800, 800,000 shares of the Company’s 5.5% Series B Preferred Stock, par value $0.0001 per share.
On February 28, 2024, the Company entered into a Conversion and Repurchase Agreement with Juno Lower Holdings L.P. ("Juno Lower Holdings"), FD Juno Holdings L.P. ("FD Juno Holdings," and together with Juno Lower Holdings, "Blackstone"), Viking Global Equities Master Ltd. ("VGEM") and Viking Global Equities II L.P. (VGE II, and collectively with VGEM, "Viking" and collectively with Blackstone, the "Series B Holders") pursuant to which Blackstone and Viking agreed to convert all of the outstanding shares of the Series B Preferred Stock that they hold, which represents all of the Series B Preferred Stock outstanding. The transactions contemplated by the agreement (the "Series B Preferred Stock Conversion") were also consummated on February 28, 2024.
Under the terms of the agreement, (i) the Series B Holders each agreed to exercise their respective right to convert all of their Series B Preferred Stock into common stock, resulting in a total of 800,000 shares of Series B Preferred Stock being converted into approximately 32,803,519 shares of common stock of the Company (inclusive of approximately 283,196 shares attributable to accrued and unpaid dividends thereon (the "Conversion Shares")) and (ii) upon issuance of the Conversion Shares, the Company agreed to immediately repurchase one-half of the Conversion Shares, on a pro rata basis, from the Series B Holders for an aggregate purchase price of $600. The fair value of the issued one-half of the remaining Conversion Shares was $569.
The repurchase price was financed by (i) an incremental term facility of $300 and (ii) cash and available credit from the balance sheet.
Dividends
Following the Series B Preferred Stock Conversion there are no Series B Preferred Shares issued or outstanding and the former holders of Series B Preferred Stock are no longer entitled to receive cumulative dividends. The Company declared a pro rata Series B Preferred Stock dividend of $7, or 283,196 shares of common stock, during the year ended December 31, 2024 for the Series B Preferred Stock outstanding through February 28, 2024. The Company declared and issued Series B Preferred Stock dividends of $33 or 1,348,420 shares of common stock during the year ended December 31, 2023. The Company declared a Series B Preferred Stock dividend of $11 or 337,044 shares of common stock in December 2023 and issued the shares in January 2024.